Submission	Aug. 06, 2026
Submission [Line Items]
Central Index Key	0001030894
Registrant Name	CELESTICA INC
Registration File Number	333-285515
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES